GMACM Home Equity Loan Trust 2006-HE1

               GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE1

Cut-Off Period Date                                                    08/31/06
Determination Date                                                     09/18/06
Record Date                                                            09/22/06
Payment Date                                                           09/25/06
Actual Days in Accrual Period (30/360)                                       31
Accrual Period (30/360)                                                      30

Servicing Certificate
Beginning Pool Balance                                         1,253,154,617.43
Beginning PFA                                                              0.00
Ending Pool Balance                                            1,250,427,063.30
Ending PFA Balance                                                            -
Principal Collections                                             61,767,295.95
Principal Draws                                                   21,160,142.19
Net Principal Collections                                                     -

Active Loan Count                                                        26,381

Current Month Repurchases - Units                                            11
Current Month Repurchases - Dollars                                  617,574.13

Additional Mortgage Loans - Revolving Period                      38,299,997.82

Net Interest Collections                                           8,918,104.12

Net WAC Rate                                                           8.09776%
Substitution Adjustment Amount                                             0.00

Note Rate                                                              5.53438%
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

                                                                 Beginning            Ending
Term Notes                                                        Balance             Balance          Factor
Class A-1                                                      1,274,156,000.00    1,274,156,000.00   1.0000000
Variable Funding Note                                                         -                   -   0.0000000

Certificates                                                                  -                   -           -


CONTINUED...
                                                                                      Interest   Security
Term Notes                                                      Principal Interest    Shortfall  Percent   Coupon
Class A-1                                                         0.00   6,072,265.78   0.00     100.00%   5.53438%
Variable Funding Note                                             0.00           0.00   0.00      0.00%    0.00000%

Certificates                                                         -           0.00      -         -           -


Beginning Overcollateralization Amount                            19,804,662.63
Overcollateralization Amount Increase (Decrease)                   2,316,245.41
Outstanding Overcollateralization Amount                          22,120,908.04
Overcollateralization Target Amount                               34,609,861.35

Credit Enhancement Draw Amount                                             0.00
Unreimbursed Prior Draws                                                   0.00


                                                                                      Number           Percent
                                                                        Balance      of Loans        of Balance
Delinquent Loans (30 Days)*                                        8,811,295.00         185             0.70%
Delinquent Loans (60 Days)*                                        3,096,009.94         59              0.25%
Delinquent Loans (90 Days)*                                        1,716,590.27         26              0.14%
Delinquent Loans (120 Days)*                                         804,401.88         14              0.06%
Delinquent Loans (150 Days)*                                         204,457.13          5              0.02%
REO                                                                        0.00          0              0.00%
Bankruptcy                                                           635,768.88         17              0.05%
Foreclosures                                                         651,497.93         15              0.05%

CONTINUED...
                                                                   Foreclosure         Bankruptcy         REO
                                                                Units    Dollars     Units    Dollars    Units    Dollars
Delinquent Loans (30 Days)*                                       1        13,159.86   1     19,528.44     0       0.00
Delinquent Loans (60 Days)*                                       0                    1     48,771.82     0       0.00
Delinquent Loans (90 Days)*                                       6        297,148.81  1     54,787.46     0       0.00
Delinquent Loans (120 Days)*                                      6        277,789.31  0                   0       0.00
Delinquent Loans (150 Days)*                                      1         26,939.46  0                   0       0.00
REO
Bankruptcy
Foreclosures

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                              Liquidation To-Date  Percent of Orginal Balance
                                                             -------------------
                                                             -------------------
Beginning Loss Amount                                                      0.00
Current Month Loss Amount                                            420,398.19
Current Month Recoveries                                                   0.00
                                                             -------------------
                                                             -------------------
Net Ending Loss Amount                                               420,398.19               0.03%

                                                              Recovery To-Date
                                                             ---------------------------------------
                                                             -------------------
Beginning Recovery Amount                                                  0.00
Current Month Recovery Amount                                              0.00
                                                             -------------------
                                                             -------------------
Ending Recovery Amount                                                     0.00

                                                               Special Hazard          Fraud              Bankruptcy
Beginning Amount                                                           0.00                0.00          0.00
Current Month Loss Amount                                                  0.00                0.00          0.00
Ending Amount                                                              0.00                0.00          0.00

Liquidation Loss Distribution Amounts                                      0.00
Extraordinary Event Losses                                                 0.00
Excess Loss Amounts                                                        0.00





Capitalized Interest Account
Beginning Balance                                                          0.00
Withdraw relating to Collection Period                                     0.00
Interest Earned (Zero, Paid to Funding Account)                            0.00
                                                             -------------------
                                                             -------------------
Ending Capitalized Interest Account Balance as of Payment Date              0.00
Interest earned for Collection Period                                      0.00
Interest withdrawn related to prior Collection Period                      0.00

Funding Account
Beginning Funding Account Balance                                 40,806,045.20
Deposit to Funding Account                                        43,343,797.36
Payment for Additional Purchases                                 (38,299,997.82)
Balance in Pre-Funding Account transfer to Funding Account                    -
Remaing Balance due to Noteholders                                            -
                                                             -------------------
                                                             -------------------
Ending Funding Account Balance as of Payment Date                 45,849,844.74
Interest earned for Collection Period                                 18,220.86
Interest withdrawn related to prior Collection Period                 17,337.64

Prefunding Account
Beginning Balance                                                          0.00
Additional Purchases during Revolving Period                               0.00
Balance in Pre-Funding Account transfer to Funding Account                 0.00
Excess of Draws over Principal Collections                                 0.00
                                                             -------------------
                                                             -------------------
Total Ending Balance as of Payment Date                                    0.00
Interest earned for Collection Period                                      0.00
Interest withdrawn related to prior Collection Period                      0.00

Cash Flows Received
Principal Collections                                             61,767,295.95
Advances                                                          21,160,142.19
Interest Collections                                               9,440,251.88
Capital Interest Account withdrawal                                        0.00
Reinvestment Income                                                   18,220.86
Servicer Advances                                                             -
Substitution Adjustment Amount                                                -
Recovery Amounts                                                           0.00
                                                             -------------------
                                                             -------------------
Total Cash Flows Received                                         50,065,626.50

Cash Flows Distributed
Principal Distribution to Noteholders                                         -
Interest Distribution                                              6,072,265.78
Funds sent to Funding Account                                     43,343,797.36
Residual Amount - Certificates                                                -
Servicer Advances - Reimbursement                                             -
GMACM Service Fee                                                    522,147.76
GMACM Recovery Fee                                                            -
Credit Enhancer Fee - FGIC                                           127,415.60
                                                             -------------------
                                                             -------------------
Total Cash Flows Distributed                                      50,065,626.50

Net Cash Flows Remaining                                                   0.00

Trigger Analysis

Excess Spread Amount                                               2,298,024.55
Excess Spread Percentage                                                  2.20%
Excess Spread Required Percentage                                         2.00%

Rolling 3 Month Delinquency Percentage                                    0.41%
Rolling 3 Month Delinquency Required Percentage                           4.00%

Aggregate Liquidation Percentage                                          0.04%
Aggregate Liquidation Required Percentage                                 2.00%

Servicing Termination Event                                          No

Rolling 3 Month Delinquency Percentage                                    0.41%
Rolling 3 Month Delinquency Required Percentage                           3.50%

Aggregate Liquidation Percentage                                          0.04%
Aggregate Liquidation Required Percentage                                 1.50%

Excess Spread Test Satisfied                                        Yes

Servicing Trigger Event                                              No

Step Down Date                                                       No

Security Period
Revolving Period                                                    Yes
Managed Amortization                                                 No
Rapid Amortization                                                   No
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